Financial risk management (Tables)	12 Months Ended
Mar. 31, 2026
Financial Risk Management [Abstract]
Disclosure of credit risk exposure
The exposure to credit risk of the Company is as follows:

	As of March 31, 2025
(In millions)	Impairment loss allowance measured at lifetime expected credit losses
	Not credit-impaired	Credit-impaired	Total
Gross carrying amount
Cash and cash equivalents	¥8,584	¥—	¥8,584
Cash segregated as deposits	51,655	—	51,655
Crypto assets held (current assets)(1)	370	—	370
Customer accounts receivable	1,086	—	1,086
Other financial assets(2)	495	0	495
Total gross carrying amount	62,190	0	62,190
Impairment loss allowance	—	(0)	(0)
Total net carrying amount	¥62,190	¥0	¥62,190

	As of March 31, 2026
(In millions)	Impairment loss allowance measured at lifetime expected credit losses
	Not credit-impaired	Credit-impaired	Total
Gross carrying amount
Cash and cash equivalents	¥9,458	¥—	¥9,458
Cash segregated as deposits	50,024	—	50,024
Crypto assets held (current assets)(1)	124	—	124
Customer accounts receivable	1,422	—	1,422
Other financial assets(2)	904	0	904
Total gross carrying amount	61,932	0	61,932
Impairment loss allowance	—	(0)	(0)
Total net carrying amount	¥61,932	¥0	¥61,931
____________
(1) Crypto assets held (current assets) mainly consist of crypto assets deposited with third-party exchanges.
(2) Other financial assets mainly consist of deposits and guarantee deposits, as well as EURC and USDC. See Note 15 “Other financial assets.”

Disclosure of reconciliation of changes in loss allowance
Changes in allowance for doubtful receivables for other financial assets are as follows:

	As of March 31,
(In millions)	2025	2026
Balance at beginning of period	¥0	¥0
Increase	0	—
Balance at end of period	¥0	¥0

Disclosure of maturity analysis for financial assets held for managing liquidity risk
The maturity analysis of financial liabilities and the corresponding financial assets for managing liquidity risk are as follows. Cryptocurrencies for facilitating customer transactions are included in the following tables. The contractual cash flows below reflect cash flows presented on an undiscounted cash flow basis, including contractual interest payments.
As of March 31, 2025

(In millions)	Carrying amount	Contractual cash flows	Within one year	From one year to two years	From two years to three years	From three years to four years	From four years to five years	More than five years
Crypto asset borrowings	¥44,479	¥44,479	¥44,479	¥—	¥—	¥—	¥—	¥—
Other financial liabilities
- Borrowings	751	751	751	—	—	—	—	—
- Lease liabilities	1,277	1,293	384	356	356	197	—	—
- Derivative liabilities	—	—	—	—	—	—	—	—
- Other(1)	1,698	1,698	1,698	—	—	—	—	—
Total Other financial liabilities	¥3,727	¥3,742	¥2,833	¥356	¥356	¥197	¥—	¥—

Cash and cash equivalents	¥8,584	¥8,584	¥8,584	¥—	¥—	¥—	¥—	¥—
Crypto assets held	¥44,680	¥44,680	¥44,680	¥—	¥—	¥—	¥—	¥—
As of March 31, 2026

(In millions)	Carrying amount	Contractual cash flows	Within one year	From one year to two years	From two years to three years	From three years to four years	From four years to five years	More than five years
Crypto asset borrowings	¥37,543	¥37,543	¥37,543	¥—	¥—	¥—	¥—	¥—
Other financial liabilities
- Borrowings	2,758	2,758	2,105	581	37	37	—	—
- Lease liabilities	910	919	366	356	196	—	—	—
- Derivative liabilities	—	—	—	—	—	—	—	—
- Other(1)	2,051	2,051	2,051	—	—	—	—	—
Total Other financial liabilities	5,720	5,729	4,522	937	233	37	—	—

Cash and cash equivalents	¥9,458	¥9,458	¥9,458	¥—	¥—	¥—	¥—	¥—
Crypto assets held	¥37,876	¥37,876	¥37,876	¥—	¥—	¥—	¥—	¥—
____________
(1) Other financial liabilities mainly consist of accrued expenses, and other payables.